Loss Before Tax - Schedule of Profit (Loss) Before Tax Arrived After Charging and Crediting (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Employee benefit expense (including directors’ remuneration):
Equity-settled share-based compensation expense	$ 22,714	$ 15,125
Profit Loss Before Tax Arrived After Charging And Crediting
Employee benefit expense (including directors’ remuneration):
Wages and salaries	96,585	58,212
Pension scheme contributions (defined contribution schemes)	3,361	1,309
Equity-settled share-based compensation expense	$ 22,714	$ 15,125